Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2020
Debt securities in issue
Schedule of Debt Securities

	At 30 June 2020			At 31 December 2019
	At fair			At fair
	value			value
	through	At		through	At
	profit or	amortised		profit or	amortised
	loss	cost	Total	loss	cost	Total
	£m	£m	£m	£m	£m	£m

Medium-term notes issued	7,644	45,903	53,547	7,484	41,291	48,775
Covered bonds	–	27,770	27,770	—	29,821	29,821
Certificates of deposit	–	11,842	11,842	—	10,598	10,598
Securitisation notes	47	5,830	5,877	47	7,288	7,335
Commercial paper	–	8,586	8,586	—	8,691	8,691
	7,691	99,931	107,622	7,531	97,689	105,220